As filed with the Securities and Exchange Commission on February 25, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Starr E. Frohlich

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

GuideMarkSM Global Real Return Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 99.24%

	Exchange Traded Funds - 99.24%
22,002	Energy Select Sector SPDR Fund (a)	$1,947,397
15,935	Market Vectors Gold Miners ETF	336,547
11	PowerShares DB Agriculture Fund (a)(b)	267
458,152	PowerShares DB Commodity Index Tracking Fund (a)(b)	11,751,599
8,855	PowerShares DB Gold Fund (a)(b)	357,388
77,555	PowerShares Global Agriculture Portfolio (a)	2,326,650
197,357	SPDR Barclays TIPS ETF (a)(b)	10,738,194
97,838	SPDR DB International Government Inflation-Protected Bond ETF	5,718,631
193,835	SPDR Dow Jones International Real Estate ETF	7,986,002
88,389	SPDR Dow Jones REIT ETF (a)	6,299,484
67,310	SPDR Metals and Mining ETF (a)	2,832,405
475,390	SPDR S&P Global Natural Resources ETF (a)	23,883,594
60,843	SPDR S&P International Energy Sector ETF (a)	1,586,274
		75,764,432
	Total Investment Companies (Cost $75,909,758)	75,764,432

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 34.00%

	Money Market Funds - 34.00%
25,959,860	First American Government Obligations Fund	25,959,860

	Total Investments Purchased as Securities Lending Collateral (Cost $25,959,860)	25,959,860

	Total Investments (Cost $101,869,618) - 133.24%	101,724,292
	Liabilities in Excess of Other Assets - (33.24)%	(25,378,673)
	TOTAL NET ASSETS - 100.00%	$76,345,619

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$101,869,618
Gross unrealized appreciation	2,029,037
Gross unrealized depreciation	(2,174,363)
Net unrealized depreciation	($145,326)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Opportunistic Fixed Income Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES - 0.84%
	American Express Credit Account Master Trust
$100,000	Series 2013-3A, 0.980%, 05/15/2019	$99,781
200,000	Series 2013-1A, 0.587%, 02/16/2021 (a)	200,686
208,000	British Airways Plc Series 2013-1, 4.625%, 12/20/2025 (Acquired 06/25/2013, Cost $208,000) (b)	212,680
125,000	Capital One Multi-Asset Execution Trust Series 2013-A3, 0.960%, 09/16/2019	124,461
	Citibank Credit Card Issuance Trust
145,000	Series 2013-A6, 1.320%, 09/07/2018	146,077
125,000	Series 2013-A7, 0.600%, 09/10/2020 (a)	125,366
	Nissan Auto Receivables Owner Trust
270,000	Series 2013-B, 0.520%, 04/15/2016	270,249
205,000	Series 2013-C, 0.670%, 08/15/2018	204,556
	Sierra Receivables Funding Co. LLC
60,399	Series 2013-1A, 1.590%, 11/20/2029 (Acquired 10/22/2013, Cost $60,265) (b)	60,132
168,617	Series 2013-3A, 2.200%, 10/20/2030 (Acquired 10/29/2013, Cost $168,570) (b)	167,746
173,542	TAL Advantage V LLC Series 2013-2A, 3.550%, 11/20/2038 (Acquired 10/31/2013, Cost $173,467) (b)	172,656
65,000	USAA Auto Owner Trust Series 2012-1, 0.570%, 08/15/2017	65,029
	Total Asset Backed Securities (Cost $1,846,924)	1,849,419

	BANK LOANS - 4.42%
84,788	Acosta 4.250%, 03/02/2018	85,463
74,813	Activision Blizzard, Inc. 3.250%, 09/12/2020	75,393
54,858	Affinion Group Holdings 6.750%, 10/09/2016	54,182
58,000	Akorn, Inc. 3.741%, 11/13/2020	58,544
	Alcatel-Lucent USA, Inc.
543,598	5.750%, 01/30/2019	548,015
544,971	5.750%, 01/30/2019	549,399
74,813	Allflex Holdings III 4.250%, 06/03/2020	75,257
105,000	American Beacon 4.750%, 11/20/2019	105,853
74,251	AmeriForge Group, Inc. 5.000%, 12/19/2019	74,839
99,750	Amneal Pharmaceuticals 5.750%, 10/30/2019	100,498
	AmWINS Group, Inc.
87,273	5.000%, 09/06/2019	87,840
41,492	5.000%, 09/06/2019	41,761
4,042	AOT Bedding Super Holdings, LLC 4.250%, 10/01/2019	4,072
138,950	Apex Tool Group, LLC 4.500%, 01/31/2020	139,931
30,000	Ardagh Group 4.250%, 12/11/2019	30,225
223,875	Arysta LifeScience Corp. 4.500%, 05/29/2020	225,601
235,800	Ascend Performance Materials LLC 6.750%, 04/10/2018	228,136
69,300	Asurion Corporation 4.500%, 05/24/2019	69,356
96,119	Blackboard, Inc. 4.750%, 10/04/2018	97,290
277,887	BMC Software, Inc. 5.000%, 08/08/2020	279,428
79,800	Boyd Gaming Corp. 4.000%, 08/14/2020	80,332
135,000	Brand Energy, Inc. 4.750%, 11/08/2020	135,832
65,000	Calpine Corp. 4.000%, 10/21/2020	65,512
35,000	CeramTec 4.250%, 07/30/2020	35,219
27,282	Chemtura Corp. 5.000%, 08/29/2016	27,418
54,863	Cincinnati Bell, Inc. 4.000%, 08/20/2020	55,049
49,875	Coinmach 4.250%, 11/14/2019	50,199

85,000	Cooper Gay Swett & Crawford Ltd. 8.250%, 10/16/2020	79,475
100,000	Crosby Worldwide Ltd. 4.000%, 11/07/2020	100,417
203,973	Crown Castle International Corp. 3.250%, 01/31/2019	204,437
139,649	CSC Holdings LLC 2.669%, 04/17/2020	138,489
40,000	Cumulus Media, Inc. 4.250%, 12/19/2020	40,350
45,000	Del Monte Foods 3.487%, 11/26/2020	45,244
74,250	Dematic Corp. 5.250%, 12/28/2019	74,807
6,778	Drew Marine 4.500%, 11/19/2020	6,812
169,575	DS Waters of America, Inc. 5.250%, 08/19/2020	172,543
80,000	Energy Transfer Equity LP 3.250%, 11/15/2019	79,862
40,000	Filtration Group Corporation 4.500%, 11/15/2020	40,450
69,300	FleetPride Corp. 5.250%, 11/19/2019	68,737
57,857	Fogo de Chão Churrascaria (Holding) LLC 9.747%, 01/20/2020	58,508
133,665	Fortescue Metals Group Ltd. 4.250%, 06/30/2019	135,698
	Garda World Security Corporation
12,630	0.500%, 11/04/2020	12,687
49,370	4.000%, 11/04/2020	49,594
189,525	Gardner Denver, Inc. 4.250%, 07/30/2020	190,117
153,450	Getty Images, Inc. 4.750%, 10/18/2019	143,540
50,000	Grosvenor Capital Management, L.P. 2.986%, 11/25/2020	50,062
44,888	Harbor Freight Tools USA, Inc. 4.750%, 07/26/2019	45,499
89,958	HarbourVest Partners 4.750%, 11/21/2017	90,408
142,359	Infor Global Solutions, Inc. 2.994%, 06/03/2020	142,644
	Integra Telecom, Inc.
17,238	5.250%, 02/22/2019	17,483
17,500	5.250%, 02/22/2019	17,749
155,000	Kasima, LLC 3.250%, 05/17/2021	155,000
118,880	Las Vegas Sands Corp. 2.744%, 12/16/2020	118,899
	Level 3 Communications, Inc.
32,678	4.000%, 08/01/2019	32,919
110,442	4.000%, 01/15/2020	111,381
89,550	Matrix Acquisition Corp. 4.000%, 06/03/2020	90,278
94,763	Microsemi Corporation 3.500%, 02/19/2020	95,276
72,295	Murray Energy Corporation 5.250%, 11/21/2019	73,078
120,000	Neiman Marcus Group LTD, Inc. 5.000%, 10/17/2020	121,682
136,432	Nexeo Solutions Holdings, LLC 5.000%, 09/08/2017	136,727
59,850	NXP Semiconductors N.V. 3.250%, 01/22/2020	59,953
80,000	Open Text Corporation 2.746%, 12/19/2020	80,267
42,078	Orascom Construction Industries Co. 6.250%, 08/20/2019	42,657
218,900	Pacific Drilling Co. 4.500%, 06/04/2018	221,545
90,000	Paradigm 10.500%, 07/24/2020	91,087
118,505	Pinnacle Agriculture Holdings, LLC 4.750%, 11/15/2018	119,245
	Power Team Services
5,000	3.685%, 05/06/2020	4,956
39,800	4.250%, 05/06/2020	39,472
111,021	Quintiles Transnational Holdings, Inc. 2.747%, 06/08/2018	111,113
54,862	Reddy Ice Holdings, Inc. 6.750%, 03/28/2019	54,827
129,675	Renaissance Learning, Inc. 5.000%, 10/16/2020	130,323
105,000	Rocket Software, Inc. 10.250%, 02/08/2019	105,525
69,061	Salix Pharmaceuticals, Ltd. 3.494%, 12/12/2019	69,809
44,775	Seminole Hard Rock Hotel & Casino 3.500%, 05/08/2020	44,868
105,000	Sensus Metering Systems 8.500%, 05/09/2018	104,737
89,100	Sequa Corp. 5.250%, 12/19/2017	87,262
139,649	Sinclair Broadcast Group, Inc. 3.000%, 04/15/2020	139,562
81,386	Sprouts Farmers Markets, LLC 4.000%, 04/23/2020	81,691
49,750	Stallion Oilfield Services, Inc. 8.000%, 06/17/2018	50,807
273,787	SUPERVALU, Inc. 5.000%, 03/21/2019	276,924
153,450	Taminco Group Holdings 4.250%, 02/15/2019	154,601

44,775	Tata Chemicals Ltd. 3.750%, 08/07/2020	44,915
50,000	The Brickman Group, Ltd. 3.244%, 12/11/2020	50,250
	The TriZetto Group, Inc.
137,508	4.750%, 05/02/2018	136,018
35,000	8.500%, 03/28/2019	33,250
223,313	TI Automotive Limited 5.500%, 03/27/2019	225,057
108,096	TNT Crane and Rigging, Inc. 5.500%, 11/26/2020	107,623
49,749	Transdigm Group, Inc. 3.750%, 02/28/2020	49,946
29,625	Transtar, Inc. 5.500%, 10/09/2018	29,181
120,000	Tribune Company 3.238%, 11/21/2020	119,637
218,900	U.S. Foods, Inc. 4.500%, 03/31/2019	220,893
49,377	United Surgical Partners International, Inc. 4.750%, 04/03/2019	49,693
34,913	Warner Music Group 3.750%, 07/01/2020	35,011
12,482	WESCO International, Inc. 3.750%, 12/12/2019	12,568
218,048	Wilsonart International, Inc. 4.000%, 10/31/2019	216,658
	Total Bank Loans (Cost $9,648,910)	9,723,427

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.66%
	Adjustable Rate Mortgage
50,356	Series 2004-4, 2.669%, 03/25/2035 (a)	47,881
59,146	Series 2004-5, 2.557%, 04/25/2035 (a)	57,039
111,817	Series 2004-5, 2.608%, 04/25/2035 (a)	109,409
	Alternative Loan Trust
43,229	Series 2003-9T1, 5.500%, 07/25/2033	43,545
52,876	Series 2003-20CB, 5.750%, 10/25/2033	55,218
95,640	Series 2004-14T2, 5.500%, 08/25/2034	97,443
92,791	Series 2006-4CB, 5.500%, 04/25/2036	84,042
241,260	Series 2006-J4, 6.250%, 07/25/2036	161,551
220,844	Series 2007-4CB, 5.750%, 04/25/2037	195,851
	Banc of America Alternative Loan Trust
148,682	Series 2003-10, 5.500%, 12/25/2033	150,741
88,108	Series 2013-10, 5.500%, 12/25/2033	89,662
	Banc of America Funding Corp.
197,111	Series 2004-B, 2.976%, 11/20/2034 (a)	185,758
45,649	Series 2005-5, 5.500%, 09/25/2035	46,839
1,997,423	Series 2006-3, 5.750%, 03/25/2036	1,888,744
116,649	Series 2008-R4, 0.643%, 07/25/2037 (Acquired 10/17/2012, Cost $79,373) (a)(b)	72,323
128,045	Bank of America Mortgage Securities, Inc. Series 2005-A, 2.945%, 02/25/2035 (a)	127,285
240,000	Bear Stearns Commercial Mortgage Securities Trust Series 2003-PWR2, 6.060%, 05/11/2039 (Acquired 03/06/2012, Cost $245,828) (a)(b)	248,207
118,313	Bella Vista Mortgage Trust Series 2005-1, 0.463%, 02/22/2035 (a)	102,142
835,000	CFCRE Commercial Mortgage Trust Series 2011-C1, 5.732%, 04/15/2044 (Acquired 04/19/2011 and 05/17/2011, Cost $828,262) (a)(b)	877,697
	Chase Mortgage Finance Trust
51,635	Series 2007-A1, 2.730%, 02/25/2037 (a)	51,521
1,357,567	Series 2007-S3, 6.000%, 05/25/2037	1,162,819
	CHL Mortgage Pass-Through Trust
68,165	Series 2003-57, 5.500%, 01/25/2034	70,439
69,707	Series 2004-HYB4, 2.629%, 09/20/2034 (a)	67,014
316,624	Series 2004-HYB8, 3.532%, 01/20/2035 (a)	315,035
97,909	Series 2005-11, 0.463%, 04/25/2035 (a)	80,596
44,804	Series 2005-13, 5.500%, 06/25/2035	44,772
203,943	Series 2006-10, 6.000%, 05/25/2036	180,762
183,706	Series 2006-20, 6.000%, 02/25/2037	166,529
125,737	Citicorp Mortgage Securities Trust Series 2006-4, 6.000%, 08/25/2036	127,600
225,000	Citigroup Commercial Mortgage Trust Series 2013-375P, 3.518%, 05/11/2035 (Acquired 05/16/2013, Cost $210,730) (a)(b)	197,013
563,664	Citigroup Mortgage Loan Trust Series 2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $579,425) (b)	569,829
	CitiMortgage Alternative Loan Trust
166,950	Series 2006-A3, 6.000%, 07/25/2036	146,465
136,357	Series 2006-A3, 6.000%, 09/25/2036	116,934
316,262	Series 2007-A6, 6.000%, 06/25/2037	263,260
148,807	Series 2007-A6, 6.000%, 06/25/2037	123,868
	Credit Suisse First Boston Mortgage Securities Corp.
64,445	Series 2005-1, 5.250%, 05/25/2028	65,731
49,347	Series 2003-AR26, 2.653%, 11/25/2033 (a)	47,080
37,539	Series 2003-AR28, 2.602%, 12/25/2033 (a)	35,893
120,940	Series 2004-AR4, 2.572%, 05/25/2034 (a)	116,009
168,345	Series 2005-10, 5.500%, 11/25/2035	147,124

190,775	Credit Suisse Mortgage Capital Certificates Series 2006-8, 6.500%, 10/25/2021	161,004
	Credit Suisse Mortgage Capital Mortgage-Backed Securities
775,347	Series 2006-9, 6.000%, 11/25/2036	737,917
782,049	Series 2007-1, 6.000%, 02/25/2037	668,762
100,000	Del Coronado Trust Series 2013-HDMZ, 5.167%, 03/15/2018 (Acquired 04/01/2013, Cost $100,124) (a)(b)	100,350
	Deutsche Alt-A Securities, Inc.
77,060	Series 2005-3, 5.250%, 06/25/2035	77,042
64,001	Series 2005-5, 5.500%, 11/25/2035 (a)	58,582
897,181	Series 2006-AR1, 5.104%, 02/25/2036 (a)	708,471
381,000	Extended Stay America Trust Series 2013-ESH, 4.171%, 12/05/2031 (Acquired 01/31/2013, Cost $397,539) (a)(b)	384,498
90,231	FDIC Trust Series 2013-N1, 4.500%, 10/25/2018 (Acquired 11/08/2013, Cost $91,058) (a)(b)	91,455
680,456	First Horizon Alternative Mortgage Securities Series 2007-FA4, 6.250%, 08/25/2037	567,444
823,120	First Horizon Mortgage Pass-Through Trust Series 2007-4, 6.000%, 08/25/2037	706,766
20,733	GMAC Mortgage Loan Trust Series 2003-J7, 5.000%, 11/25/2033	21,166
	GSR Mortgage Loan Trust
164,545	Series 2004-14, 2.742%, 12/25/2034 (a)	163,011
59,469	Series 2004-14, 3.133%, 12/25/2034 (a)	53,968
185,026	Series 2005-AR4, 2.716%, 07/25/2035 (a)	170,037
238,093	Series 2006-8F, 6.000%, 09/25/2036	200,337
1,342,055	Series 2006-9F, 6.500%, 10/25/2036	1,171,779
674,379	Series 2007-4F, 6.000%, 07/25/2037	625,054
	Hilton USA Trust
100,000	Series 2013-HLT, 3.714%, 11/05/2030 (Acquired 11/22/2013, Cost $100,496) (b)	100,193
100,000	Series 2013-HLT, 4.407%, 11/05/2030 (Acquired 11/22/2013, Cost $100,496) (b)	100,505
100,000	Series 2013-HLT, 5.222%, 11/05/2030 (Acquired 11/22/2013, Cost $100,497) (b)	101,114
938,131	IndyMac IMJA Mortgage Loan Trust Series A-1, 6.250%, 11/25/2037	843,786
	IndyMac Index Mortgage Loan Trust
908,618	Series 2005-AR1, 2.630%, 03/25/2035 (a)	900,677
52,942	Series 2005-AR16IP, 0.513%, 07/25/2045 (a)	50,024
	JP Morgan Chase Commercial Mortgage Securities Trust
98,906	Series 2013-JWMZ, 6.167%, 04/15/2018 (Acquired 05/23/2013, Cost $99,804) (a)(b)	100,083
8,662,607	Series 2012-C8, 2.365%, 10/17/2045 (a)(f)	992,371
	JP Morgan Mortgage Trust
99,813	Series 2005-A5, 2.867%, 08/25/2035 (a)	99,427
204,096	Series 2005-S3, 6.000%, 01/25/2036	178,332
151,966	Series 2006-A7, 2.530%, 01/25/2037 (a)	133,527
190,360	Series 2007-S1, 5.750%, 03/25/2037	166,110
999,777	Master Adjustable Rate Mortgages Trust Series 2006-2, 2.970%, 01/25/2036 (a)	953,256
	MASTR Alternative Loan Trust
64,240	Series 2003-9, 5.250%, 11/25/2033	67,169
70,533	Series 2004-5, 5.500%, 06/25/2034	72,373
77,239	Series 2004-5, 6.000%, 06/25/2034	80,106
180,289	Series 2004-8, 6.000%, 09/25/2034	180,699
123,289	Merrill Lynch Mortgage Investors Trust Series 2006-2, 2.200%, 05/25/2036 (a)	122,155
400,000	Morgan Stanley Capital I Trust Series 2011-C2, 5.493%, 06/17/2044 (Acquired 06/22/2011, Cost $347,409) (a)(b)	399,014
1,355,986	Morgan Stanley Mortgage Loan Trust Series 2005-10, 6.000%, 12/25/2035	1,104,410
200,000	Motel 6 Trust Series 2012-MTL6, 3.781%, 10/07/2025 (Acquired 11/02/2012, Cost $199,999) (a)(b)	198,773
112,982	New York Mortgage Trust Series 2006-1, 2.862%, 05/25/2036 (a)	99,459
	Residential Asset Securitization Trust
1,281,275	Series 2007-A2, 6.000%, 04/25/2037	1,134,873
69,018	Series 2007-A5, 6.000%, 05/25/2037	60,656
1,022,114	Series 2007-A6, 6.000%, 06/25/2037	891,504
1,310,771	Series 2007-A7, 6.000%, 07/25/2037	1,039,870
168,059	Residential Funding Mortgage Securities I Series 2006-S1, 5.750%, 01/25/2036	169,325
92,677	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14, 0.503%, 07/25/2035 (a)	78,988
1,743,798	SunTrust Alternative Loan Trust Series 2005-1F, 5.750%, 12/25/2035	1,566,858

	WaMu Mortgage Pass-Through Certificates
50,658	Series 2004-CB2, 5.500%, 07/25/2034	52,470
50,867	Series 2006-AR17, 0.987%, 12/25/2046 (a)	48,272
268,424	Series 2006-AR19, 2.207%, 01/25/2047 (a)	253,042
95,167	Series 2007-OA3, 0.934%, 04/25/2047 (a)	84,517
522,488	Wells Fargo Alternative Loan Trust Series 2007-PA1, 6.000%, 03/25/2037	443,963
	Wells Fargo Mortgage Backed Securities Trust
51,979	Series 2003-J, 4.532%, 10/25/2033 (a)	52,353
140,969	Series 2004-A, 3.305%, 02/25/2034 (a)	142,059
168,572	Series 2005-11, 5.500%, 11/25/2035	173,000
115,000	Series 2005-16, 6.000%, 12/25/2035	114,134
107,433	Series 2005-17, 5.500%, 01/25/2036	108,000
1,195,992	Series 2006-4, 5.500%, 04/25/2036	1,163,247
	Total Collateralized Mortgage Obligations (Cost $30,316,197)	30,026,007

Number of Shares
	COMMON STOCKS - 1.54%

	Automobiles - 0.15%
5,576	General Motors Co. (c)	227,891
850	Toyota Motor Corp. - ADR	103,632
		331,523

	Banks - 0.03%
1,059	HSBC Holdings Plc - ADR	58,383

	Chemicals - 0.15%
1,281	Rockwood Holdings, Inc.	92,130
3,631	The Dow Chemical Co.	161,216
3,455	Tronox Ltd.	79,707
		333,053

	Computers & Peripherals - 0.04%
3,460	EMC Corp.	87,019

	Diversified Telecommunication Services - 0.11%
2,511	AT&T, Inc.	88,287
2,995	Verizon Communications, Inc.	147,174
		235,461

	Food & Staples Retailing - 0.09%
1,491	CVS Caremark Corp.	106,711
1,079	Wal-Mart Stores, Inc.	84,906
		191,617

	Gas Utilities - 0.02%
2,485	Tokyo Gas Co. Ltd - ADR (c)	49,228

	Industrial Conglomerates - 0.04%
634	Siemens AG - ADR	87,815

	Office Electronics - 0.02%
1,139	Canon, Inc. - ADR	36,448

	Oil & Gas - 0.24%
952	Chevron Corp.	118,914
1,317	Exxon Mobil Corp.	133,281
1,289	Royal Dutch Shell Plc - ADR	91,867
2,493	Statoil ASA - ADR	60,156
1,947	Total SA - ADR	119,293
		523,511

	Pharmaceuticals - 0.34%
988	Bayer AG - ADR	140,296
2,739	Eli Lilly & Co.	139,689
1,662	GlaxoSmithKline Plc - ADR	88,734
1,237	Johnson & Johnson	113,297
2,936	Pfizer, Inc.	89,930
1,200	Roche Holdings Ltd. - ADR	84,240
1,579	Sanofi - ADR	84,682
		740,868

	Semiconductor & Semiconductor Equipment - 0.05%
932	KLA-Tencor Corp.	60,077
1,370	Texas Instruments, Inc.	60,156
		120,233

	Tobacco - 0.11%
2,434	Altria Group, Inc.	93,441
545	British American Tobacco Plc - ADR	58,544
965	Philip Morris International, Inc.	84,081
		236,066

	Trading Companies & Distributors - 0.07%
2,030	Mitsubishi Corp. - ADR (c)	77,826
288	Mitsui & Co. Ltd. - ADR (c)	80,657
		158,483

	Transportation - 0.01%
22	CEVA Holdings, LLC (c)(g)	29,791

	Wireless Telecommunication Services - 0.07%
3,962	Vodafone Group Plc - ADR	155,746
	Total Common Stocks (Cost $2,884,888)	3,375,245

Principal
Amount
	CONVERTIBLE OBLIGATIONS - 1.34%

	Auto Components - 0.03%
$30,000	TRW Automotive, Inc. 3.500%, 12/01/2015	76,237

	Automobiles - 0.12%
140,000	Ford Motor Co. 4.250%, 11/15/2016	259,000

	Biotechnology - 0.17%
100,000	Gilead Sciences, Inc. 1.625%, 05/01/2016	330,001
	BioMarin Pharmaceutical, Inc.
20,000	0.750%, 10/15/2018	21,288
28,000	1.500%, 10/15/2020	30,082
		381,371

	Communications Equipment - 0.05%
75,000	Ciena Corp. 3.750%, 10/15/2018 (Acquired 01/17/2012 and 11/04/2013, Cost $84,869) (b)	108,422

	Computers & Peripherals - 0.05%
80,000	SanDisk Corp. 1.500%, 08/15/2017	118,300

	Energy Equipment & Services - 0.05%
85,000	Hornbeck Offshore Services, Inc. 1.500%, 09/01/2019	100,991

	Health Care Equipment & Supplies - 0.06%
135,000	Hologic, Inc. 2.000%, 03/01/2042	138,206

	Internet & Catalog Retail - 0.13%
	Priceline.com, Inc.
63,000	1.000%, 03/15/2018	87,176
183,000	0.350%, 06/15/2020 (Acquired 08/07/2013 through 09/12/2013, Cost $185,790) (b)	209,421
		296,597

	Metals & Mining - 0.37%
780,000	B2Gold Corp. 3.250%, 10/01/2018 (Acquired 08/19/2013, Cost $780,000) (b)	707,850
74,000	United States Steel Corp. 2.750%, 04/01/2019	98,328
		806,178

	Oil & Gas - 0.06%
50,000	Chesapeake Energy Corp. 2.750%, 11/15/2035	52,531
90,000	Peabody Energy Corp. 4.750%, 12/15/2041	71,606
		124,137

	Pharmaceuticals - 0.05%
35,000	Mylan, Inc. 3.750%, 09/15/2015	114,931

	Semiconductor & Semiconductor Equipment - 0.16%
90,000	Intel Corp. 3.250%, 08/01/2039	122,513
50,000	Micron Technology, Inc. 3.125%, 05/01/2032	114,094
65,000	Xilinx, Inc. 2.625%, 06/15/2017	104,000
		340,607

	Software - 0.04%
85,000	Nuance Communications, Inc. 2.750%, 11/01/2031	83,459
	Total Convertible Obligations (Cost $2,577,625)	2,948,436

Number of Shares
	CONVERTIBLE PREFERRED STOCKS - 0.49%

	Metals & Mining - 0.09%
7,595	ArcelorMittal SA	197,470

	Multi-Utilities - 0.05%
1,912	Dominion Resources, Inc. VA	103,477

	Oil & Gas - 0.05%
91	Chesapeake Energy Corp. (Acquired 10/19/2012, Cost $91,288) (b)	105,674

	Real Estate - 0.28%
3,046	iStar Financial, Inc.	189,614
7,500	Weyerhaeuser Co.	420,300
		609,914

	Wireless Telecommunication Services - 0.02%
577	Crown Castle International Corp. (c)	57,723
	Total Convertible Preferred Stocks (Cost $936,589)	1,074,258

Principal
Amount
	CORPORATE OBLIGATIONS - 15.96%

	Aerospace & Defense - 0.13%
$305,000	Meccanica Holdings USA, Inc. 6.250%, 01/15/2040 (Acquired 11/29/2012 and 12/07/2012, Cost $268,060) (b)	258,878
35,000	Rockwell Collins, Inc. 0.593%, 12/15/2016	35,025
		293,903

	Airlines - 0.18%
270,000	American Airlines 5.600%, 07/15/2020 (Acquired 11/21/2013, Cost $270,000) (b)	272,700
115,000	Virgin Australia 6.000%, 10/23/2020 (Acquired 10/07/2013, Cost $115,000) (b)	118,162
		390,862

	Auto Components - 0.05%
100,000	The Goodyear Tire & Rubber Co. 6.500%, 03/01/2021	106,500

	Automobiles - 0.15%
135,000	General Motors Co. 4.875%, 10/02/2023 (Acquired 10/03/2013, Cost $133,988) (b)	137,362
200,000	Volkswagen International Finance NV 0.681%, 11/18/2016 (Acquired 11/13/2013, Cost $200,000) (a)(b)	200,597
		337,959

	Banks - 1.52%
630,000	Banco Santander Brasil SA 8.000%, 03/18/2016 (Acquired 05/02/2013, Cost $316,624) (b)	249,677
105,000,000	Banco Santander Chile 6.500%, 09/22/2020 (Acquired 11/29/2012 through 12/06/2012, Cost $221,063) (b)	201,028
	CIT Group, Inc.
100,000	5.375%, 05/15/2020	106,750
100,000	5.000%, 08/15/2022	97,916
1,000,000	Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021 (Acquired 04/05/2011 and 04/11/2011, Cost $1,015,825) (b)	1,065,000
	Royal Bank of Scotland Group Plc
675,000	6.125%, 12/15/2022	692,218
200,000	6.934%, 04/09/2018	313,274
410,000	UniCredit SpA 6.950%, 10/31/2022	616,535
		3,342,398

	Beverages - 0.14%
315,000	Coca-Cola Co. 0.337%, 11/01/2016 (a)	315,486

	Building Products - 0.02%
40,000	USG Corp. 5.875%, 11/01/2021 (Acquired 10/28/2013, Cost $40,000) (b)	41,650

	Business Services - 0.55%
1,120,000	Alfa Bond OJSC Via Alfa Bond Issuance Plc 7.750%, 04/28/2021 (Acquired 04/19/2011, Cost $1,120,000) (b)	1,202,600

	Chemicals - 0.54%
140,000	Monsanto Co. 0.438%, 11/07/2016 (a)	140,177
	Hercules, Inc.
660,000	6.500%, 06/30/2029	580,800
210,000	8.750%, 07/15/2021 (Acquired 06/28/2013, Cost $210,000) (b)	235,200
	Ineos Group Holdings SA
67,366	7.875%, 02/15/2016 (Acquired 10/25/2011, Cost $90,933) (b)	93,602
100,000	6.500%, 08/15/2018 (Acquired 05/02/2013, Cost $130,659) (b)	141,354
		1,191,133

	Communications - 0.10%
200,000	Univision Communications, Inc. 7.875%, 11/01/2020 (Acquired 04/20/2011, Cost $210,803) (b)	220,750

	Construction & Engineering - 0.13%
	Odebrecht Finance Ltd.
300,000	8.250%, 04/25/2018 (Acquired 04/17/2013, Cost $149,348) (b)	105,860
200,000	4.375%, 04/25/2025 (Acquired 08/23/2013, Cost $173,104) (b)	175,000
		280,860

	Construction Materials - 0.10%
200,000	Cemex S.A.B. de C.V. 9.000%, 01/11/2018 (Acquired 07/06/2011 and 07/13/2012, Cost $192,177) (b)	220,500

	Consumer Finance - 0.27%
200,000	Ally Financial, Inc. 7.500%, 09/15/2020	233,750
	SLM Corp.
100,000	8.450%, 06/15/2018	116,875
100,000	5.500%, 01/15/2019	103,889
120,000	8.000%, 03/25/2020	136,350
		590,864

	Containers & Packaging - 0.12%
200,000	Ardagh Packaging Finance Plc 9.125%, 10/15/2020 (Acquired 11/26/2013, Cost $216,673) (b)	220,000
40,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II 6.000%, 06/15/2017 (Acquired 12/04/2013, Cost $40,000) (b)	40,600
		260,600

	Diversified Financial Services - 0.86%
140,000	Bank of America Corp. 1.281%, 01/15/2019 (a)	141,266
200,000	Ford Motor Credit Co. LLC 0.995%, 01/17/2017 (a)	200,928
300,000	General Electric Capital Corp. 7.125%, 06/15/2022 (a)	335,791
100,000	General Motors Financial Co., Inc. 3.250%, 05/15/2018 (Acquired 05/07/2013, Cost $100,000) (b)	100,250
	JPMorgan Chase & Co.
100,000	6.000%, 12/29/2049 (a)	96,125
800,000	4.250%, 11/02/2018	622,806
100,000	Nuveen Investments, Inc. 9.500%, 10/15/2020 (Acquired 09/12/2012, Cost $100,000) (b)	100,750
100,000	PNK Finance Corp. 6.375%, 08/01/2021 (Acquired 07/30/2013, Cost $100,000) (b)	102,750
191,600	Schahin II Finance Co SPV Ltd. 5.875%, 09/25/2022 (Acquired 03/21/2012, Cost $191,600) (b)	183,457
		1,884,123

	Diversified Telecommunication Services - 0.10%
100,000	Cricket Communications, Inc. 7.750%, 10/15/2020	114,375
100,000	Frontier Communications Corp. 7.875%, 01/15/2027	96,500
		210,875

	Electric Utilities - 0.35%
580,000	Cia de Eletricidade do Estado da Bahia 11.750%, 04/27/2016 (Acquired 04/19/2011, Cost $367,321) (b)	237,237
300,000	Enel SpA 8.750%, 09/24/2073 (Acquired 09/17/2013, Cost $297,549) (b)	327,335
200,000	InterGen NV 7.000%, 06/30/2023 (Acquired 06/07/2013, Cost $196,463) (b)	208,000
		772,572

	Energy Equipment & Services - 0.09%
200,000	CGG 7.750%, 05/15/2017	206,500

	Food Distributors - 0.02%
50,000	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, 08/15/2021 (Acquired 07/30/2013, Cost $50,000) (b)	53,094

	Food Products - 0.31%
445,000	BRF SA 7.750%, 05/22/2018 (Acquired 05/15/2013, Cost $219,889) (b)	157,120
200,000	Del Monte Corp. 7.625%, 02/15/2019	208,250
200,000	JBS USA, LLC/JBS USA Finance, Inc. 8.250%, 02/01/2020 (Acquired 01/25/2012 and 05/17/2012, Cost $197,069) (b)	218,000
100,000	Sun Merger Sub, Inc. 5.875%, 08/01/2021 (Acquired 07/19/2013, Cost $100,000) (b)	102,750
		686,120

	Health Care Equipment & Supplies - 0.26%
625,000	Mallinckrodt International Finance SA 4.750%, 04/15/2023 (Acquired 12/09/2013, Cost $582,781) (b)	577,893

	Health Care Providers & Services - 0.30%
200,000	CHS/Community Health Systems, Inc. 8.000%, 11/15/2019	218,000
200,000	HCA, Inc. 7.875%, 02/15/2020	215,250
100,000	Tenet Healthcare Corp. 8.125%, 04/01/2022	108,000
117,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020	120,217
		661,467

	Holding Companies-Diversified - 0.07%
100,000	Faenza GmbH 8.250%, 08/15/2021 (Acquired 07/25/2013, Cost $132,850) (b)	149,952

	Hotels, Restaurants & Leisure - 0.22%
250,000	Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/2017	255,000
200,000	MGM Resorts International 7.500%, 06/01/2016	225,000
		480,000

	Household Durables - 0.10%
160,000	Desarrolladora Homex SAB de CV 9.750%, 03/25/2020 (Acquired 04/12/13 through 04/17/2013, Cost $95,893) (b)(e)	19,600
195,000	KB Home 7.000%, 12/15/2021	203,775
		223,375

	Household Products - 0.19%
145,000	Procter & Gamble Co. 0.322%, 11/04/2016 (a)	145,102
250,000	Reynolds Group Issuer LLC 8.250%, 02/15/2021 (a)	268,125
		413,227

	Independent Power Producers & Energy Traders - 0.09%
	Calpine Corp.
100,000	6.000%, 01/15/2022 (Acquired 10/17/2013, Cost $99,193) (b)	103,000
100,000	5.875%, 01/15/2024 (Acquired 10/29/2013, Cost $100,000) (b)	98,250
		201,250

	Insurance - 0.59%
700,000	Assicurazioni Generali SpA 7.750%, 12/12/2042 (a)	1,109,850
190,000	AXA SA 6.379%, 12/01/2049 (Acquired 11/01/2012, Cost $178,600) (a)(b)	186,675
		1,296,525

	Internet Software & Services - 0.04%
100,000	Equinix, Inc. 5.375%, 04/01/2023	98,250

	Machinery - 0.09%
200,000	Navistar International Corp. 8.250%, 11/01/2021	208,000

	Media - 0.33%
100,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 09/30/2022	93,875
200,000	Clear Channel Communications, Inc. 9.000%, 03/01/2021	203,000
	Clear Channel Worldwide Holdings, Inc.
50,000	7.625%, 03/15/2020	52,812
100,000	6.500%, 11/15/2022	102,625
150,000	DISH DBS Corp. 7.125%, 02/01/2016	166,500
100,000	Gannett Co, Inc. 5.125%, 07/15/2020 (Acquired 07/24/2013, Cost $98,566) (b)	101,750
		720,562

	Metals & Mining - 0.31%
100,000	Arcelormittal SA 6.000%, 03/01/2021	106,500
250,000	FMG Resources Ltd. 6.875%, 02/01/2018 (Acquired 04/26/2011, Cost $262,890) (b)	263,750
200,000	FQM Akubra, Inc. 8.750%, 06/01/2020 (Acquired 05/15/2012, Cost $197,168) (b)	218,000
110,000	Newcrest Finance Pty Ltd. 4.200%, 10/01/2022 (Acquired 06/06/2013, Cost $105,907) (b)	88,043
		676,293

	Multi-Utilities - 0.08%
250,000	Texas Competitive Electric Holdings Co, LLC 11.500%, 10/01/2020 (Acquired 04/14/2011 and 11/09/2011, Cost $242,622) (b)	185,000

	Oil & Gas - 3.85%
125,000	Bp Capital Markets Plc 0.658%, 11/07/2016 (a)	125,617
200,000	Chaparral Energy, Inc. 8.250%, 09/01/2021	218,000
200,000	Chesapeake Energy Corp. 6.125%, 02/15/2021	215,500
100,000	Clayton Williams Energy, Inc. 7.750%, 04/01/2019	103,250
280,000	Continental Resources, Inc. 5.000%, 09/15/2022	291,200
	Halcon Resources Corp.
95,000	9.750%, 07/15/2020	99,513
100,000	9.250%, 02/15/2022 (Acquired 08/08/2013, Cost $100,000) (b)	102,250
250,000	Linn Energy LLC/Linn Energy Finance Corp. 7.750%, 02/01/2021	265,625
200,000	Offshore Group Investment Ltd. 7.500%, 11/01/2019	218,500
	OGX Austria GmbH
200,000	8.500%, 06/01/2018 (Acquired 04/17/2013, Cost $117,896) (b)(e)	17,000
800,000	8.375%, 04/01/2022 (Acquired 03/27/2012 through 06/29/2012, Cost $770,692) (b)(e)	68,000
300,000	Pacific Rubiales Energy Corp. 5.375%, 01/26/2019 (Acquired 11/18/2013 and 12/03/2013, Cost $299,595) (b)	303,000
100,000	Penn Virginia Corp. 8.500%, 05/01/2020	108,000
	Petroleos de Venezuela SA
400,000	5.500%, 04/12/2037	207,000
4,650,000	4.900%, 10/28/2014	4,254,750
43,000	Petroleos Mexicanos 7.650%, 11/24/2021 (Acquired 12/01/2011, Cost $316,078) (b)	339,553
250,000	Plains Exploration & Production Co. 6.625%, 05/01/2021	274,285
200,000	Quicksilver Resources, Inc. 9.125%, 08/15/2019	204,000
200,000	Samson Investment Co. 10.000%, 02/15/2020 (Acquired 02/06/2012, Cost $200,000) (b)	219,000
145,000	Shell International Finance BV 0.449%, 11/15/2016 (a)	145,226
500,000	Talisman Energy, Inc. 3.750%, 02/01/2021	484,821
187,000	Whiting Petroleum Corp. 5.000%, 03/15/2019	192,142
		8,456,232

	Pharmaceuticals - 0.18%
135,000	Johnson & Johnson 0.304%, 11/28/2016 (a)	135,174
34,000	Salix Pharmaceuticals Ltd. 6.000%, 01/15/2021 (Acquired 12/12/2013, Cost $34,000) (b)	34,935
200,000	VPII Escrow Corp. 7.500%, 07/15/2021 (Acquired 06/27/2013, Cost $200,000) (b)	220,500
		390,609

	Pipelines - 0.09%
	Sabine Pass Liquefaction LLC
100,000	5.625%, 02/01/2021 (Acquired 01/29/2013, Cost $100,000) (b)	98,250
100,000	5.625%, 04/15/2023 (Acquired 04/10/2013, Cost $100,000) (b)	94,000
		192,250

	Publishing - 0.09%
200,000	Visant Corp. 10.000%, 10/01/2017	195,000

	Racetracks - 0.05%
110,000	GLP Capital LP / GLP Financing, Inc. 4.375%, 11/01/2018 (Acquired 10/23/2013, Cost $110,000) (b)	112,750

	Real Estate - 0.20%
150,000	Host Hotels & Resorts LP 5.250%, 03/15/2022	156,624
285,000	Rialto Holdings LLC / Rialto Corp. 7.000%, 12/01/2018 (Acquired 11/08/2013 through 12/18/2013, Cost $285,675) (b)	288,384
		445,008

	Road & Rail - 0.14%
195,000	Canadian National Railway Co. 0.439%, 11/06/2015 (a)	195,231
100,000	PBF Holding Co. LLC/PBF Finance Corp. 8.250%, 02/15/2020	109,000
		304,231

	Semiconductor & Semiconductor Equipment - 0.25%
250,000	Abengoa Finance SAU 8.875%, 11/01/2017 (Acquired 04/12/2011, Cost $252,856) (b)	270,000
	Amkor Technology, Inc.
25,000	6.625%, 06/01/2021	26,062
30,000	6.375%, 10/01/2022	30,975
200,000	Freescale Semiconductor, Inc. 8.050%, 02/01/2020	216,000
		543,037

	Software - 0.27%
210,000	Blackboard, Inc. 7.750%, 11/15/2019 (Acquired 10/24/2013, Cost $210,000) (b)	209,475
100,000	BMC Software Finance, Inc. 8.125%, 07/15/2021 (Acquired 08/07/2013, Cost $100,000) (b)	103,500
	First Data Corp.
150,000	8.250%, 01/15/2021 (Acquired 02/17/2012 and 04/24/2012, Cost $146,861) (b)	160,312
100,000	12.625%, 01/15/2021	117,875
		591,162

	Telecommunication Services - 1.03%
295,000	Alcatel-Lucent USA, Inc. 6.750%, 11/15/2020 (Acquired 11/07/2013, Cost $295,000) (b)	307,169
200,000	Digicel Group Ltd. 8.250%, 09/30/2020 (Acquired 09/05/2012, Cost $200,000) (b)	208,250
250,000	Intelsat Jackson Holdings SA 7.500%, 04/01/2021	276,875
82,000	Level 3 Communications, Inc. 6.125%, 01/15/2021 (Acquired 10/30/2013, Cost $82,000) (b)	83,025
200,000	Lynx II Corp. 6.375%, 04/15/2023 (Acquired 02/07/2013, Cost $200,000) (b)	204,500
100,000	Nokia Siemens Networks Finance BV 7.125%, 04/15/2020 (Acquired 03/22/2013, Cost $129,845) (b)	157,379
	Telecom Italia Capital SA
375,000	6.000%, 09/30/2034	326,719
95,000	7.721%, 06/04/2038	95,475
	T Mobile USA, Inc.
100,000	6.542%, 04/28/2020	106,625
100,000	6.500%, 01/15/2024	101,500
100,000	UPC Holding B.V. 6.750%, 03/15/2023 (Acquired 03/21/2013, Cost $128,965) (b)	141,370
250,000	Wind Acquisition Finance SA 11.750%, 07/15/2017 (Acquired 02/27/2012, Cost $256,875) (b)	266,250
		2,275,137

	Textiles, Apparel & Luxury Goods - 0.90%
	Edcon Holdings (Proprietary) Limited
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,125,950) (b)	1,155,056
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011 through 08/24/2011, Cost $372,475) (b)	426,125
150,000	13.375%, 06/30/2019 (Acquired 11/08/2013, Cost $200,393) (b)	218,221
100,000	New Look Bondco I Plc 8.750%, 05/14/2018 (Acquired 05/03/2013, Cost $155,659) (b)	175,656
		1,975,058

	Transportation - 0.14%
100,000	CEVA Group PLC 4.000%, 05/01/2018 (Acquired 01/27/2012, Cost $99,239) (b)	88,500
200,000	CHC Helicopter SA 9.250%, 10/15/2020	216,500
		305,000
	Trucking & Leasing - 0.19%
	Aviation Capital Group Corp.
185,000	6.750%, 04/06/2021 (Acquired 03/13/2013 through 05/28/2013, Cost $203,772) (b)	202,794
210,000	4.625%, 01/31/2018 (Acquired 01/14/2013, Cost $210,000) (b)	217,598
		420,392
	Wireless Telecommunication Services - 0.18%
100,000	Crown Castle International Corp. 5.250%, 01/15/2023	98,500
	Sprint Communications, Inc.
150,000	9.000%, 11/15/2018 (Acquired 11/04/2011, Cost $150,000) (b)	181,125
100,000	7.000%, 03/01/2020 (Acquired 02/28/2012, Cost $100,000) (b)	112,000
		391,625
	Total Corporate Obligations (Cost $35,118,994)	35,098,634

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 34.47%
333,000	Autonomous Community of Madrid Spain 4.300%, 09/15/2026 (Acquired 01/22/2013, Cost $328,128) (b)	432,067
	Bank Negara Malaysia Monetary Notes
810,000	0.000%, 01/09/2014 (d)	247,139
2,520,000	0.000%, 01/16/2014 (d)	768,461
520,000	0.000%, 03/06/2014 (d)	157,950
630,000	0.000%, 03/20/2014 (d)	191,150
1,100,000	0.000%, 03/27/2014 (d)	333,619
2,230,000	0.000%, 04/03/2014 (d)	676,010
20,000	0.000%, 04/15/2014 (d)	6,056
990,000	0.000%, 04/24/2014 (d)	299,548

1,510,000	0.000%, 05/15/2014 (d)	456,119
20,000	0.000%, 05/20/2014 (d)	6,039
70,000	0.000%, 05/27/2014 (d)	21,124
1,230,000	0.000%, 06/05/2014 (d)	370,906
10,000	0.000%, 06/12/2014 (d)	3,014
20,000	0.000%, 07/03/2014 (d)	6,017
190,000	0.000%, 09/09/2014 (d)	56,850
180,000	0.000%, 09/18/2014 (d)	53,819
1,005,000	0.000%, 10/28/2014 (d)	299,536
	Canadian Government Bond
754,000	2.250%, 08/01/2014	715,052
1,147,000	1.000%, 11/01/2014	1,079,935
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (Acquired 05/10/2011, Cost $103,883) (b)	92,250
1,180,000	7.400%, 04/20/2018 (Acquired 04/15/2011, Cost $1,180,000) (b)	1,079,700
	Ghana Government Bond
2,530,000	12.390%, 04/28/2014	1,047,366
860,000	13.000%, 06/02/2014	357,898
10,000	14.000%, 10/13/2014	4,090
1,470,000	14.990%, 02/23/2015	597,895
1,780,000	24.000%, 05/25/2015	802,754
100,000	21.000%, 10/26/2015	43,836
50,000	23.000%, 08/21/2017	23,324
980,000	19.040%, 09/20/2018	407,888
	Hungary Government Bond
318,000,000	5.500%, 02/12/2014	1,470,527
373,600,000	6.750%, 08/22/2014	1,767,207
1,800,000	8.000%, 02/12/2015	8,770
9,000,000	7.750%, 08/24/2015	44,576
8,800,000	5.500%, 02/12/2016	42,307
12,450,000	5.500%, 12/22/2016	60,159
632,400,000	6.750%, 02/24/2017	3,145,542
59,580,000	6.750%, 11/24/2017	299,172
22,680,000	5.500%, 12/20/2018	108,752
4,900,000	6.500%, 06/24/2019	24,499
4,380,000	7.500%, 11/12/2020	22,855
3,310,000	7.000%, 06/24/2022	16,766
17,900,000	6.000%, 11/24/2023	85,207
	Hungary Government International Bond
440,000	4.375%, 07/04/2017	636,496
150,000	5.750%, 06/11/2018	225,724
2,650,000	6.375%, 03/29/2021	2,855,375
200,000	Iceland Government International Bond 5.875%, 05/11/2022 (Acquired 05/03/2012, Cost $198,140) (b)	204,335
	Ireland Government Bond
1,019,000	4.400%, 06/18/2019	1,540,438
220,000	5.900%, 10/18/2019	355,643
750,000	4.500%, 04/18/2020	1,129,835
2,224,000	5.000%, 10/18/2020	3,444,238
1,563,000	5.400%, 03/13/2025	2,448,416
	Korea Monetary Stabilization Bond
333,000,000	2.570%, 06/09/2014	315,493
328,000,000	2.720%, 09/09/2014	310,963
443,460,000	2.740%, 02/02/2015	420,425
1,604,340,000	2.470%, 04/02/2015	1,515,960
6,092,200,000	2.900%, 12/02/2015	5,796,466
	Korea Treasury Bond
93,200,000	3.250%, 06/10/2015	88,960
2,684,400,000	2.750%, 12/10/2015	2,542,561
2,058,200,000	2.750%, 06/10/2016	1,947,621
1,846,100,000	3.000%, 12/10/2016	1,757,436
	Malaysia Government Bond
220,000	3.434%, 08/15/2014	67,361
10,000	3.741%, 02/27/2015	3,068
2,015,000	3.835%, 08/12/2015	620,307
12,104,000	4.720%, 09/30/2015	3,786,063
1,610,000	3.197%, 10/15/2015	490,624

	Mexican Bonos
360,090	6.000%, 06/18/2015	2,853,463
11,460	8.000%, 12/17/2015	94,667
8,600	6.250%, 06/16/2016	69,331
8,760	7.250%, 12/15/2016	72,341
20,000	7.750%, 12/14/2017	168,296
100,000	8.500%, 12/13/2018	866,760
235,000	6.500%, 06/10/2021	1,855,605
	Mexican Udibonos
10,221	4.500%, 12/18/2014	82,122
26,110	5.000%, 06/16/2016	221,015
22,315	3.500%, 12/14/2017	184,395
13,409	4.000%, 06/13/2019	113,719
11,081	2.500%, 12/10/2020	86,030
47,800,000	Philippine Government Bond 1.625%, 04/25/2016	1,068,803
	Poland Government Bond
5,658,000	3.980%, 01/25/2017 (a)	1,867,755
8,783,000	2.710%, 01/25/2021 (a)	2,846,215
400,000	Republic of Ghana 7.875%, 08/07/2023 (Acquired 07/25/2013, Cost $396,604) (b)	379,000
1,060,000	Republic of Serbia 7.250%, 09/28/2021 (Acquired 09/21/2011, Cost $1,041,588) (b)	1,119,625
	Serbia Treasury Bonds
55,000,000	10.000%, 03/01/2015	667,265
20,200,000	10.000%, 04/27/2015	244,127
4,330,000	10.000%, 06/27/2016 (g)	51,392
1,700,000	10.000%, 08/15/2016	20,262
990,000	10.000%, 10/17/2016	11,587
10,400,000	10.000%, 12/19/2016	124,452
18,170,000	10.000%, 11/08/2017	213,204
890,000	10.000%, 11/21/2018	10,109
310,000	Singapore Government Bond 1.125%, 04/01/2016	250,117
610,000	Slovenia Government International Bond 5.850%, 05/10/2023 (Acquired 05/02/2013 and 08/02/2013, Cost $594,162) (b)	622,200
	Sri Lanka Government Bonds
37,900,000	11.000%, 09/01/2015	299,618
132,300,000	8.000%, 06/01/2016	989,619
16,500,000	5.800%, 07/15/2017	113,227
5,580,000	8.500%, 04/01/2018	40,856
140,000	8.500%, 06/01/2018	1,023
8,660,000	8.000%, 11/15/2018	61,644
340,000	9.000%, 05/01/2021	2,428
	Ukraine Government International Bond
620,000	9.250%, 07/24/2017 (Acquired 07/17/2012, Cost $620,000) (b)	621,290
2,300,000	7.950%, 02/23/2021 (Acquired 04/05/2011 and 04/11/2011, Cost $2,391,941) (b)	2,133,250
1,200,000	7.500%, 04/17/2023 (Acquired 07/18/2013 through 07/29/2013, Cost $1,069,920) (b)	1,080,600
	Uruguay Government International Bond
3,051,435	5.000%, 09/14/2018	153,892
10,391,679	4.250%, 04/05/2027	498,559
35,392,030	4.375%, 12/15/2028	1,702,110
976,718	3.700%, 06/26/2037	42,271
	Uruguay Notas del Tesoro
347,000	9.000%, 01/27/2014	16,072
96,000	9.750%, 06/14/2014	4,367
381,180	7.000%, 12/23/2014	18,244
16,480,000	10.500%, 03/15/2015	740,013
1,036,589	4.000%, 06/14/2015	48,562
2,455,000	10.250%, 08/22/2015	108,584
222,000	9.500%, 01/27/2016	9,451
3,224,945	2.750%, 06/16/2016	148,764
82,269	4.250%, 01/05/2017	3,878
310,000	11.000%, 03/21/2017	12,942
52,104	2.250%, 08/23/2017	2,314
16,454	3.250%, 01/27/2019	770
5,786,253	4.000%, 06/10/2020	251,273
4,014,727	4.000%, 06/10/2020	188,451
1,201,127	2.500%, 09/27/2022	49,168
685,575	4.000%, 05/25/2025	28,548
	Total Foreign Government Debt Obligations (Cost $75,500,632)	75,773,204

Number of Shares
	INVESTMENT COMPANIES - 0.36%

	Exchange Traded Funds - 0.36%
15,734	WisdomTree Japan Hedged Equity Fund	799,916
	Total Investment Companies (Cost $758,780)	799,916

Principal
Amount
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 11.22%

	Federal Home Loan Mortgage Corp.
$697,000	Pool #4050, 3.500%, 05/15/2032	629,628
906,287	Pool #4062, 3.500%, 06/15/2042	751,737
1,882,913	Pool #274, 3.000%, 08/15/2042	1,758,600
2,095,403	Pool #4097, 3.500%, 08/15/2042	1,772,493
2,304,302	Pool #T60853, 3.500%, 09/01/2042	2,268,141
2,190,709	Pool #T60854, 3.500%, 09/01/2042	2,156,310
2,397,215	Pool #284, 3.000%, 10/15/2042	2,246,061
	Federal National Mortgage Association
2,678,779	Pool #1200, 3.000%, 10/01/2032	2,640,106
1,291,829	Pool #1201, 3.500%, 10/01/2032	1,315,944
903,894	Pool #2005-56, 6.000%, 08/25/2033 (a)	999,688
747,769	Pool #2011-113, 4.000%, 03/25/2040	772,204
1,516,831	Pool #2012-63, 2.000%, 08/25/2040	1,490,496
2,000,000	Pool #2011-131, 4.500%, 12/25/2041	2,117,656
1,886,162	Pool #2012-125, 3.000%, 11/25/2042	1,869,942
331,251	Pool #2013-6, 1.500%, 02/25/2043	220,229
	Government National Mortgage Association
1,960,434	Pool #2010-62, 5.558%, 05/20/2040 (a)(f)	299,590
2,040,741	Pool #2011-72, 5.188%, 05/20/2041 (a)(f)	272,694
700,000	Pool #2012-40, 4.000%, 01/20/2042	725,278
556,428	Pool #2102-78, 1.059%, 06/16/2052 (a)(f)	39,995
3,839,991	Pool #2012-135, 1.044%, 01/16/2053 (a)(f)	312,980
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $26,505,260)	24,659,772

Number of Shares
	PREFERRED STOCKS - 0.24%

	Consumer Finance - 0.12%
289	Ally Financial, Inc. (Acquired 05/03/2012 through 08/20/2012, Cost $248,598) (b)	277,467

	Metal Ore Mining - 0.04%
3,692	Cliffs Natural Resources, Inc.	84,768

	Multi-Utilities - 0.05%
1,909	Dominion Resources, Inc./VA	103,487

	Transportation - 0.03%
49	CEVA Holdings LLC (c)(g)	64,483
	Total Preferred Stocks (Cost $474,794)	530,205

Principal
Amount
	SHORT TERM INVESTMENTS - 14.49%

	Foreign Treasury Bill - 2.47%
$310,000	Singapore Government Bond 0.24%, 04/04/2014	245,512
	Hungary Treasury Bills
1,320,000	3.63%, 01/08/2014	6,103
23,240,000	2.65%, 06/25/2014	106,608
	Mexico Cetes
65,210	36.84%, 01/09/2014	49,902
99,300	3.64%, 03/20/2014	75,510
12,800	3.836%, 04/03/2014	9,717
72,300	3.532%, 04/30/2014	54,758
785,830	3.75%, 10/16/2014	584,926
996,700	3.76%, 12/11/2014	737,763
	Uruguay Treasury Bills
90,000	0.10%, 03/07/2014	4,073
17,020,000	0.05%, 04/11/2014	771,874
1,160,000	0.03%, 05/16/2014	51,072
1,360,000	0.03%, 06/20/2014	59,087
20,000	0.021%, 07/24/2014	858
4,853,000	0.017%, 08/29/2014	205,354
280,000	0.016%, 09/11/2014	11,804
2,870,000	0.011%, 12/18/2014	124,135
4,230,000	0.010%, 02/05/2015	175,691
606,048	0.000%, 03/26/2015 (d)(g)	26,916
23,784,000	0.009%, 03/26/2015	987,627
5,471,000	0.008%, 05/14/2015	225,104
8,688,000	0.007%, 07/02/2015	351,653
11,529,000	0.006%, 08/20/2015	431,335
2,840,000	0.006%, 10/08/2015	103,934
580,000	0.005%, 11/26/2015 (g)	20,808
		5,422,124

Number of Shares
Money Market Funds - 9.59%
21,085,143	Federated Prime Obligations Fund	21,085,143

Principal
Amount
	U.S. Treasury Bill - 2.43%
	United States Treasury Bill
$1,350,000	0.037%, 02/27/2014 (h)	1,349,941
4,000,000	0.060%, 08/21/2014	3,998,300
		5,348,241
	Total Short Term Investments (Cost $32,098,192)	31,855,508

	Total Investments (Cost $218,667,785) - 99.03%	217,714,031
	Other Assets in Excess of Liabilities - 0.97%	2,124,716
	TOTAL NET ASSETS - 100.00%	$219,838,747

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt
(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2013.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $29,096,522, which represents 13.24% of total net assets.
(c)	Non-income producing.
(d)	Zero coupon bond.
(e)	Non-income producing. Item identified as in default as to payment of interest.
(f)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2013. The securities are liquid and the value of these securities total $1,917,630, which represents 0.87% of total net assets.
(g)	As of December 31, 2013 the Fund has fair valued these securities and deemed them illiquid. The value of these securities was $193,390, which represents 0.09% of total net assets.
(h)	Partially assigned as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$218,667,785
Gross unrealized appreciation	7,935,359
Gross unrealized depreciation	(8,889,113)
Net unrealized depreciation	($953,754)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
11/21/2014	Brazilian Real	1,440,000	U.S. Dollars	584,416	(19,197)
1/9/2014	British Pound	351,560	Euro	420,000	4,344
1/3/2014	Chilean Peso	106,000,000	U.S. Dollars	202,290	(629)
4/14/2014	Chilean Peso	672,012,500	U.S. Dollars	1,377,075	(112,794)
4/15/2014	Chilean Peso	1,884,575,000	U.S. Dollars	3,848,428	(303,272)
3/10/2014	Ghanaian Cedi	120,000	U.S. Dollars	50,955	(1,911)
4/3/2014	Hungarian Forint	35,900,000	U.S. Dollars	146,872	18,420
1/15/2014	Indian Rupee	117,200,000	U.S. Dollars	1,872,294	15,308
1/17/2014	Indian Rupee	117,575,000	U.S. Dollars	1,876,289	16,406
1/2/2014	Malaysian Ringgit	4,710,000	U.S. Dollars	1,473,579	(35,793)
2/18/2014	Malaysian Ringgit	1,024,011	U.S. Dollars	303,681	8,012
3/11/2014	Malaysian Ringgit	2,414,589	U.S. Dollars	761,989	(27,915)
3/12/2014	Malaysian Ringgit	612,600	U.S. Dollars	193,438	(7,210)
3/26/2014	Malaysian Ringgit	514,000	U.S. Dollars	161,911	(5,793)
4/2/2014	Malaysian Ringgit	2,355,000	U.S. Dollars	720,735	(5,754)
5/30/2014	Malaysian Ringgit	2,827,440	U.S. Dollars	871,510	(16,084)
7/2/2014	Malaysian Ringgit	2,355,000	U.S. Dollars	717,769	(6,684)
9/26/2014	Malaysian Ringgit	377,000	U.S. Dollars	115,273	(2,019)
10/3/2014	Malaysian Ringgit	1,845,500	U.S. Dollars	557,941	(3,767)
1/2/2014	Mexican Peso	9,598,100	U.S. Dollars	726,853	8,174
2/20/2014	Mexican Peso	67,745,080	U.S. Dollars	5,200,000	(32,801)
3/10/2014	Mexican Peso	11,784,520	U.S. Dollars	897,048	565
5/15/2014	Mexican Peso	7,364,734	U.S. Dollars	590,000	(31,944)
5/16/2014	Mexican Peso	2,378,648	U.S. Dollars	190,000	(9,774)
8/6/2014	Mexican Peso	1,597,390	U.S. Dollars	121,845	(1,595)
8/8/2014	Mexican Peso	1,605,500	U.S. Dollars	122,857	(2,016)
10/14/2014	Mexican Peso	18,798,000	U.S. Dollars	1,388,331	18,986
12/19/2014	Mexican Peso	9,598,100	U.S. Dollars	719,201	(4,395)
1/6/2014	New Zealand Dollar	765,000	U.S. Dollars	628,050	822
2/10/2014	Polish Zloty	847,724	Euro	199,048	6,059
2/24/2014	Polish Zloty	2,950,000	Euro	688,770	25,666
3/10/2014	Polish Zloty	4,450,638	Euro	1,040,598	35,459
4/10/2014	Polish Zloty	4,746,256	Euro	1,120,060	20,537
4/15/2014	Polish Zloty	4,578,308	Euro	1,084,213	14,135
8/6/2014	Polish Zloty	963,300	Euro	221,994	9,181
3/28/2014	Serbian Dinar	31,310,564	Euro	259,086	12,002
2/6/2014	Singapore Dollar	917,603	U.S. Dollars	719,440	7,691
2/12/2014	Singapore Dollar	917,160	U.S. Dollars	722,856	3,927
2/28/2014	Singapore Dollar	1,411,379	U.S. Dollars	1,101,092	17,337
3/11/2014	Singapore Dollar	1,387,980	U.S. Dollars	1,115,139	(15,248)
4/11/2014	Singapore Dollar	2,419,882	U.S. Dollars	1,935,488	(17,813)
6/5/2014	Singapore Dollar	405,248	U.S. Dollars	322,367	(1,182)
7/31/2014	Singapore Dollar	1,428,700	U.S. Dollars	1,131,913	506
12/10/2014	Singapore Dollar	2,188,625	U.S. Dollars	1,746,638	(11,781)
3/12/2014	South Korean Won	636,720,000	U.S. Dollars	574,501	26,133
4/15/2014	South Korean Won	636,801,620	U.S. Dollars	556,937	42,697
6/27/2014	South Korean Won	606,000,000	U.S. Dollars	518,702	50,017
9/26/2014	South Korean Won	608,000,000	U.S. Dollars	556,267	12,587
10/14/2014	South Korean Won	536,797,500	U.S. Dollars	491,618	10,318
3/10/2014	Swedish Krona	1,010,000	Euro	119,913	(8,115)
4/10/2014	Swedish Krona	8,075,858	Euro	954,537	(59,695)
4/15/2014	Swedish Krona	43,466,148	Euro	5,167,836	(363,576)
10/3/2014	Swedish Krona	7,620,000	Euro	873,994	(23,806)
11/20/2014	Uruguayan Peso	2,200,000	U.S. Dollars	93,697	(104)
11/25/2014	Uruguayan Peso	2,200,000	U.S. Dollars	93,537	(68)
12/1/2014	Uruguayan Peso	3,240,000	U.S. Dollars	138,521	(1,083)
1/30/2014	U.S. Dollars	748,560	Brazilian Real	1,780,000	(32)
5/9/2014	U.S. Dollars	154,630	British Pound	100,000	(10,804)
1/3/2014	U.S. Dollars	200,815	Chilean Peso	106,000,000	(847)
2/3/2014	U.S. Dollars	201,483	Chilean Peso	106,000,000	553
1/6/2014	U.S. Dollars	415,869	Euro	307,000	(6,468)
1/7/2014	U.S. Dollars	637,792	Euro	485,308	(29,840)
1/10/2014	U.S. Dollars	582,046	Euro	425,000	(2,620)
1/14/2014	U.S. Dollars	1,105,729	Euro	802,000	2,431
1/21/2014	U.S. Dollars	164,294	Euro	125,000	(7,666)
1/31/2014	U.S. Dollars	627,977	Euro	455,000	2,044
2/3/2014	U.S. Dollars	894,815	Euro	650,000	626
2/20/2014	U.S. Dollars	377,760	Euro	283,000	(11,555)
3/3/2014	U.S. Dollars	86,663	Euro	65,866	(3,947)
3/7/2014	U.S. Dollars	316,357	Euro	241,782	(16,255)
3/10/2014	U.S. Dollars	507,210	Euro	389,341	(28,395)
3/17/2014	U.S. Dollars	159,900	Euro	122,880	(9,143)
3/18/2014	U.S. Dollars	105,924	Euro	81,594	(6,323)
3/20/2014	U.S. Dollars	259,255	Euro	200,000	(15,880)

3/21/2014	U.S. Dollars	94,285	Euro	72,605	(5,596)
4/15/2014	U.S. Dollars	1,065,474	Euro	810,000	(48,845)
4/30/2014	U.S. Dollars	541,669	Euro	408,000	(19,628)
5/5/2014	U.S. Dollars	270,781	Euro	204,295	(10,275)
5/9/2014	U.S. Dollars	131,275	Euro	100,000	(6,299)
5/16/2014	U.S. Dollars	375,558	Euro	283,000	(13,780)
5/20/2014	U.S. Dollars	3,083,885	Euro	2,380,000	(190,426)
6/9/2014	U.S. Dollars	570,334	Euro	434,350	(27,242)
6/13/2014	U.S. Dollars	622,715	Euro	469,000	(22,536)
7/15/2014	U.S. Dollars	616,454	Euro	470,000	(30,216)
7/16/2014	U.S. Dollars	986,448	Euro	755,000	(52,355)
7/18/2014	U.S. Dollars	397,206	Euro	302,000	(18,318)
7/22/2014	U.S. Dollars	288,358	Euro	220,000	(14,345)
7/23/2014	U.S. Dollars	234,874	Euro	178,745	(11,066)
7/25/2014	U.S. Dollars	484,308	Euro	366,000	(19,284)
7/29/2014	U.S. Dollars	917,232	Euro	691,917	(34,812)
7/31/2014	U.S. Dollars	542,401	Euro	408,000	(18,991)
8/1/2014	U.S. Dollars	882,698	Euro	664,000	(30,943)
8/4/2014	U.S. Dollars	3,083,986	Euro	2,323,287	(112,804)
8/5/2014	U.S. Dollars	1,217,762	Euro	919,023	(46,797)
8/6/2014	U.S. Dollars	741,378	Euro	559,081	(27,910)
8/11/2014	U.S. Dollars	106,668	Euro	80,000	(3,413)
8/15/2014	U.S. Dollars	117,439	Euro	88,500	(4,339)
8/19/2014	U.S. Dollars	422,723	Euro	319,000	(16,234)
8/20/2014	U.S. Dollars	712,020	Euro	533,000	(21,412)
8/25/2014	U.S. Dollars	311,131	Euro	232,085	(8,233)
8/28/2014	U.S. Dollars	132,707	Euro	100,331	(5,355)
9/5/2014	U.S. Dollars	573,207	Euro	434,350	(24,506)
9/23/2014	U.S. Dollars	259,153	Euro	191,000	(3,699)
9/26/2014	U.S. Dollars	120,099	Euro	89,000	(2,383)
10/31/2014	U.S. Dollars	105,781	Euro	76,597	357
11/10/2014	U.S. Dollars	180,062	Euro	133,000	(2,997)
11/14/2014	U.S. Dollars	336,297	Euro	250,000	(7,803)
11/17/2014	U.S. Dollars	119,102	Euro	88,500	(2,711)
11/20/2014	U.S. Dollars	236,836	Euro	175,000	(4,038)
12/8/2014	U.S. Dollars	1,119,808	Euro	826,000	(17,182)
12/15/2014	U.S. Dollars	189,101	Euro	137,000	516
1/16/2014	U.S. Dollars	538,992	Japanese Yen	55,500,000	11,934
1/21/2014	U.S. Dollars	351,911	Japanese Yen	36,200,000	8,128
2/12/2014	U.S. Dollars	383,202	Japanese Yen	35,633,000	44,768
2/13/2014	U.S. Dollars	383,218	Japanese Yen	35,430,000	46,710
2/18/2014	U.S. Dollars	127,765	Japanese Yen	11,830,000	15,403
2/19/2014	U.S. Dollars	255,466	Japanese Yen	23,630,000	31,027
2/25/2014	U.S. Dollars	63,841	Japanese Yen	5,910,000	7,706
2/27/2014	U.S. Dollars	170,697	Japanese Yen	15,746,000	21,135
3/7/2014	U.S. Dollars	324,294	Japanese Yen	32,151,400	18,891
3/19/2014	U.S. Dollars	375,691	Japanese Yen	35,670,000	36,842
3/24/2014	U.S. Dollars	379,267	Japanese Yen	35,843,000	38,765
4/10/2014	U.S. Dollars	5,024,008	Japanese Yen	493,608,750	334,296
4/15/2014	U.S. Dollars	7,128,144	Japanese Yen	706,185,270	418,540
4/21/2014	U.S. Dollars	493,899	Japanese Yen	48,070,000	37,158
4/22/2014	U.S. Dollars	210,132	Japanese Yen	20,570,000	14,683
6/3/2014	U.S. Dollars	800,000	Japanese Yen	80,680,000	33,185
6/4/2014	U.S. Dollars	340,000	Japanese Yen	34,284,478	14,144
6/9/2014	U.S. Dollars	907,128	Japanese Yen	90,000,000	51,696
6/10/2014	U.S. Dollars	1,275,567	Japanese Yen	124,200,000	95,063
6/11/2014	U.S. Dollars	621,287	Japanese Yen	59,670,000	54,127
6/17/2014	U.S. Dollars	195,798	Japanese Yen	18,500,000	19,950
6/20/2014	U.S. Dollars	864,462	Japanese Yen	88,820,000	20,182
7/24/2014	U.S. Dollars	927,045	Japanese Yen	92,309,000	49,314
7/25/2014	U.S. Dollars	196,721	Japanese Yen	19,500,000	11,301
10/22/2014	U.S. Dollars	200,984	Japanese Yen	19,600,000	14,439
12/22/2014	U.S. Dollars	1,728,833	Japanese Yen	177,460,000	38,745
12/26/2014	U.S. Dollars	924,054	Japanese Yen	95,820,000	11,448
1/2/2014	U.S. Dollars	1,446,338	Malaysian Ringgit	4,710,000	8,553
1/2/2014	U.S. Dollars	738,770	Mexican Peso	9,598,100	3,743
1/31/2014	U.S. Dollars	1,632,304	Mexican Peso	21,400,000	(2,373)
1/6/2014	U.S. Dollars	624,072	New Zealand Dollar	765,000	(4,800)
2/7/2014	U.S. Dollars	626,550	New Zealand Dollar	765,000	(843)
2/6/2014	U.S. Dollars	83,532	Swiss Franc	76,000	(1,687)
					$(276,377)

Schedule of Open Futures Contracts

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Euro Stoxx Futures	(12)	(513,083)	Mar-14	$(13,564)
S&P 500 Index Mini Futures	(26)	(2,393,430)	Mar-14	(88,593)
U.S. Treasury 10-Year Note Futures	(78)	(9,597,656)	Mar-14	165,404
U.S. Treasury Long Bond Futures	(3)	(384,938)	Mar-14	6,604
U.S. Treasury Ultra Bond Futures	(8)	(1,090,000)	Mar-14	16,923
				$86,774

Credit Default Swaps on Corporate, Indices, Sovereign, and U.S. Municipal Issues -- Buy Protection(1)

	Implied
	Credit
	Spread at	Fixed					Upfront	Unrealized
Reference Obligation	December 31, 2013(3)	Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Premiums Paid (Received)	Appreciation (Depreciation)
Frontier Communications, Corp.	3.20%	5.000%	3/20/2019	Morgan Stanley	150,000	(12,839)	(11,835)	(1,004)
iTraxx Europe Crossover Series 18 Index	2.01%	5.000%	12/20/2017	Merrill Lynch	245,000	(38,559)	(10,010)	(28,549)
Venezuela Government Bond	11.59%	5.000%	12/20/2018	Merrill Lynch	200,000	46,891	38,954	7,937
						($4,507)	$17,109	($21,616)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Sell Protection(2)

	Implied
	Credit
	Spread at	Fixed					Upfront	Unrealized
	December	Receive	Maturity		Notional	Fair	Premiums	Appreciation
Reference Obligation	31, 2013(3)	Rate	Date	Counterparty	Amount(4)	Value	Received	(Depreciation)
TXU Energy	39.98%	5.000%	6/20/2015	Credit Suisse	450,000	(161,459)	(47,250)	(114,209)
						($161,459)	($47,250)	($114,209)

Centrally Cleared Credit Default Swaps on Credit Indicies -- Buy Protection(1)

	Implied
	Credit
	Spread at	Fixed					Upfront	Unrealized
	December	Pay	Maturity		Notional	Fair	Premiums	Appreciation
Reference Obligation	31, 2013(3)	Rate	Date	Clearing Agent	Amount(4)	Value	Paid	(Depreciation)
CDX.NA.HY.21 Index	3.04%	5.000%	12/20/2018	IntercontinentalExchange	150,000	$12,864	$10,828	$2,036
						$12,864	$10,828	$2,036

Over-the-Counter Interest Rate Swaps

		Fixed					Upfront	Unrealized
Pay/Receive		Pay	Maturity		Notional	Fair	Premiums	Appreciation
Floating Rate	Floating Rate Index	Rate	Date	Counterparty	Amount(4)	Value	Received	(Depreciation)
Receive	3-MO-USD-LIBOR	3.018%	8/22/2023	JP Morgan Chase	7,290,000	$11,459	$0	$11,459
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	4,170,000	67,280	0	67,280
						$78,739	$0	$78,739

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

GuidePathSM Strategic Asset Allocation Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.96%

	Affiliated Mutual Funds - 53.44%
782,420	Altegris® Macro Strategy Fund - Institutional Shares (a)	$6,486,264
1,398,575	GuideMarkSM Global Real Return Fund - Institutional Shares	12,657,103
1,336,402	GuideMarkSM Large Cap Growth Fund - Institutional Shares	18,121,609
1,763,318	GuideMarkSM Large Cap Value Fund - Institutional Shares	20,331,055
1,030,499	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	13,643,803
1,263,063	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	20,802,649
5,449,874	GuideMarkSM World ex-US Fund - Institutional Shares	48,994,372
		141,036,855

	Exchange Traded Funds - 44.52%
93,424	iShares Core MSCI Emerging Markets ETF (b)	4,653,449
202,836	iShares MSCI Canada ETF (b)	5,914,698
113,840	iShares MSCI Switzerland Capped ETF (b)	3,755,582
206,282	SPDR S&P 500 ETF Trust	38,094,097
40,595	SPDR S&P 600 Small Cap Growth ETF (b)	7,271,376
56,635	SPDR S&P China ETF (b)	4,415,831
952,233	Vanguard FTSE All-World ex-US Index Fund (b)	48,306,780
27,746	Vanguard Global ex-US Real Estate ETF (b)	1,511,602
55,010	Vanguard REIT ETF	3,551,446
		117,474,861
	Total Investment Companies (Cost $202,349,396)	258,511,716

	SHORT TERM INVESTMENTS - 1.83%

	Money Market Funds - 1.83%
4,838,690	Federated Prime Obligations Fund	4,838,690
	Total Short Term Investments (Cost $4,838,690)	4,838,690

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 5.07%

	Money Market Funds - 5.07%
13,383,355	First American Government Obligations Fund	13,383,355

	Total Investments Purchased as Securities Lending Collateral (Cost $13,383,355)	13,383,355

	Total Investments (Cost $220,571,441) - 104.86%	276,733,761
	Liabilities in Excess of Other Assets - (4.86)%	(12,836,664)
	TOTAL NET ASSETS - 100.00%	$263,897,097

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$220,571,441
Gross unrealized appreciation	56,905,865
Gross unrealized depreciation	(743,545)
Net unrealized appreciation	$56,162,320

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Tactical Constrained Asset Allocation Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.70%

	Affiliated Mutual Funds - 66.49%
2,255,200	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$21,289,093
1,197,263	GuideMarkSM Large Cap Growth Fund - Institutional Shares	16,234,887
1,406,674	GuideMarkSM Large Cap Value Fund - Institutional Shares	16,218,949
1,987,368	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	26,312,746
1,341,559	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	13,254,599
1,214,363	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	20,000,559
5,611,586	GuideMarkSM World ex-US Fund - Institutional Shares	50,448,156
		163,758,989

	Exchange Traded Funds - 26.92%
10,856	iShares 10+ Year Credit Bond ETF	597,949
233,342	iShares Core MSCI Emerging Markets ETF (a)	11,622,765
13,931	iShares Credit Bond ETF (a)	1,489,224
36,649	iShares Global Infrastructure ETF (a)	1,427,112
32,338	iShares International Select Dividend ETF (a)	1,228,197
4,857	iShares TIPS ETF (a)(b)	533,784
88,964	iShares U.S. Home Construction ETF (a)	2,209,866
86,586	Market Vectors Unconventional Oil & Gas ETF (a)	2,467,701
21,319	PowerShares DB Gold Fund ETF (a)(b)	860,435
59,023	SPDR Barclays High Yield Bond ETF (a)	2,393,973
174,199	SPDR S&P 500 ETF Trust	32,169,329
24,698	SPDR S&P Dividend ETF	1,793,569
24,894	Vanguard FTSE Pacific ETF (a)	1,526,002
21,914	Vanguard Global ex-US Real Estate ETF (a)	1,193,875
74,089	Vanguard REIT ETF	4,783,186
		66,296,967

	Mutual Funds - 4.29%
274,328	AQR Diversified Arbitrage Fund - Institutional Shares	2,990,176
165,689	DoubleLine Total Return Bond Fund - Institutional Shares	1,786,124
243,441	Iron Strategic Income Fund	2,826,354
316,020	PIMCO Emerging Local Bond Fund - Institutional Shares	2,948,468
		10,551,122
	Total Investment Companies (Cost $199,111,489)	240,607,078

	SHORT TERM INVESTMENTS - 1.83%

	Money Market Funds - 1.83%
4,502,877	Federated Prime Obligations Fund	4,502,877
	Total Short Term Investments (Cost $4,502,877)	4,502,877

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 7.44%

	Money Market Funds - 7.44%
18,319,666	First American Government Obligations Fund	18,319,666

	Total Investments Purchased as Securities Lending Collateral (Cost $18,319,666)	18,319,666

	Total Investments (Cost $221,934,032) - 106.97%	263,429,621
	Liabilities in Excess of Other Assets - (6.97)%	(17,157,167)
	TOTAL NET ASSETS - 100.00%	$246,272,454

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$221,934,032
Gross unrealized appreciation	42,400,813
Gross unrealized depreciation	(905,224)
Net unrealized appreciation	$41,495,589

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Tactical Unconstrained Asset Allocation Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.94%

	Affiliated Mutual Funds - 32.72%
1,179,928	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$11,138,525
922,886	GuideMarkSM Large Cap Growth Fund - Institutional Shares	12,514,339
1,828,994	GuideMarkSM Large Cap Value Fund - Institutional Shares	21,088,303
1,876,325	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	24,842,538
1,601,583	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	15,823,640
438,311	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	7,218,982
3,217,153	GuideMarkSM World ex-US Fund - Institutional Shares	28,922,205
		121,548,532

	Exchange Traded Funds - 37.63%
110,099	Guggenheim S&P 500 Equal Weight ETF	7,844,554
12,814	iShares CMBS ETF (a)	654,155
69,549	iShares Core MSCI Emerging Markets ETF (a)	3,464,236
601,741	iShares MSCI ACWI ex U.S. ETF (a)	28,089,270
7,444	PowerShares DB Gold Fund ETF (a)(b)	300,440
223,104	PowerShares QQQ Trust Series 1	19,624,228
102,984	SPDR Barclays Short Term International Treasury Bond ETF (a)	3,677,558
170,162	SPDR Barclays High Yield Bond ETF (a)	6,901,771
266,149	SPDR S&P 500 ETF Trust	49,149,736
107,743	SPDR S&P Emerging Asia Pacific ETF	8,312,372
118,164	Vanguard High Dividend Yield ETF (a)	7,363,980
54,707	Vanguard Total Bond Market Index Fund (b)	4,376,013
		139,758,313

	Mutual Funds - 27.59%
681,649	Eaton Vance Floating-Rate Fund - Institutional Shares	6,264,357
934,982	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	9,078,675
92,700	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	873,232
58,342	Eaton Vance Government Obligations Fund - Institutional Shares	402,558
496,646	Eaton Vance Income Fund of Boston - Institutional Shares	3,009,676
34,745	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	303,326
21,484	Parametric Emerging Markets Fund - Institutional Shares	319,675
481,087	Parametric Option Absolute Return Strategy Fund - Institutional Shares	4,579,948
424,743	PIMCO CommoditiesPLUS Strategy Fund - Institutional Shares	4,553,241
113,158	Pioneer Strategic Income Fund - Class Y	1,223,243
1,340,781	Stadion Managed Portfolio Trust - Institutional Shares (b)	13,850,270
1,024,226	Virtus Allocator Premium AlphaSector Fund - Institutional Shares	11,993,681
165,132	Virtus Global Premium AlphaSector Fund - Institutional Shares	2,032,779
2,653,466	Virtus Premium AlphaSector Fund - Institutional Shares	43,994,473
		102,479,134
	Total Investment Companies (Cost $320,267,195)	363,785,979

	SHORT TERM INVESTMENTS - 1.28%

	Money Market Funds - 1.28%
4,762,916	Federated Prime Obligations Fund	4,762,916
	Total Short Term Investments (Cost $4,762,916)	4,762,916

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.60%

	Money Market Funds - 4.60%
17,079,956	First American Government Obligations Fund	17,079,956

	Total Investments Purchased as Securities Lending Collateral (Cost $17,079,956)	17,079,956

	Total Investments (Cost $342,110,067) - 103.82%	385,628,851
	Liabilities in Excess of Other Assets - (3.82)%	(14,180,527)
	TOTAL NET ASSETS - 100.00%	$371,448,324

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$342,110,067
Gross unrealized appreciation	44,089,893
Gross unrealized depreciation	(571,109)
Net unrealized appreciation	$43,518,784

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Absolute Return Asset Allocation Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.74%

	Affiliated Mutual Funds - 8.25%
1,064,283	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$10,046,831
469,349	GuideMarkSM Large Cap Value Fund - Institutional Shares	5,411,599
1,722,633	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	17,019,613
517,631	GuideMarkSM World ex-US Fund - Institutional Shares	4,653,505
		37,131,548

	Exchange Traded Funds - 42.62%
151,023	iShares 1-3 Year Treasury Bond ETF (a)	12,743,321
95,652	iShares 7-10 Year Treasury Bond ETF (a)	9,492,504
83,035	iShares Core MSCI Emerging Markets ETF (a)	4,135,973
419,730	iShares Floating Rate Bond ETF (a)	21,288,706
206,251	iShares JPMorgan USD Emerging Markets Bond ETF (a)	22,308,108
106,622	iShares MBS ETF (a)	11,149,463
73,854	iShares MSCI ACWI ETF	4,256,206
47,348	PowerShares DB Agriculture Fund (a)(b)	1,148,663
19,723	PowerShares DB Base Metals Fund (a)(b)	332,530
14,803	PowerShares DB Energy Fund (a)(b)	431,507
16,718	PowerShares International Corporate Bond Portfolio (a)	493,348
201,656	SPDR Barclays 1-3 Month T-Bill ETF (b)	9,229,795
9,927	SPDR Barclays Capital Convertible Securities ETF (a)	463,889
579,231	SPDR Barclays High Yield Bond ETF (a)	23,493,609
218,276	SPDR Barclays Short Term Corporate Bond ETF (a)	6,698,890
25,159	SPDR S&P 500 ETF Trust	4,646,113
91,392	Vanguard FTSE All-World ex-US Index Fund (a)	4,636,316
196,674	Vanguard Long-Term Corporate Bond Fund (a)(b)	16,343,609
27,406	Vanguard Mid-Cap Value ETF	2,186,451
566,508	Vanguard Mortgage-Backed Securities ETF (b)	28,937,229
4,898	Vanguard Small-Cap Value ETF (a)	476,918
86,780	Vanguard Total Bond Market Index Fund (b)	6,941,532
		191,834,680

	Mutual Funds - 46.87%
892,815	Aberdeen Equity Long Short Fund - Institutional Shares	11,061,978
860,805	BlackRock Low Duration Bond Portfolio - Institutional Shares	8,401,457
189,075	DoubleLine Core Fixed Income Fund - Institutional Shares	2,023,101
823,532	DoubleLine Emerging Markets Fixed Income Bond Fund - Institutional Shares	8,408,261
1,097,894	DoubleLine Low Duration Bond Fund - Institutional Shares	11,176,556
364,505	DoubleLine Multi-Asset Growth Fund - Institutional Shares	3,725,238
2,639,265	DoubleLine Total Return Bond Fund - Institutional Shares	28,451,281
487,590	Eaton Vance Floating-Rate Fund - Institutional Shares	4,480,956
696,507	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	6,763,079
417,704	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	3,934,769
1,227,165	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	10,713,151
1,277,291	JPMorgan Floating Rate Income Fund	12,900,639
60,955	JPMorgan Long/Short Fund - Select Shares	1,012,460
1,638,514	JPMorgan Multi-Sector Income Fund - Select Shares	16,893,079
282,749	JPMorgan Strategic Income Opportunities Fund - Select Shares	3,361,880
766,386	JPMorgan Strategic Preservation Fund - Select Shares	11,365,501
688,106	Parametric Market Neutral Fund - Institutional Shares	6,722,794
290,951	Parametric Option Absolute Return Strategy Fund - Institutional Shares	2,769,858
4,895,326	Pioneer Strategic Income Fund - Class Y	52,918,470
269,717	Robeco Boston Partners Long/Short Research Fund- Institutional Shares	3,892,013
		210,976,521
	Total Investment Companies (Cost $437,286,344)	439,942,749

	SHORT TERM INVESTMENTS - 0.40%

	Money Market Funds - 0.40%
1,781,842	Federated Prime Obligations Fund	1,781,842
	Total Short Term Investments (Cost $1,781,842)	1,781,842

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 16.25%

	Money Market Funds - 16.25%
73,158,989	First American Government Obligations Fund	73,158,989

	Total Investments Purchased as Securities Lending Collateral (Cost $73,158,989)	73,158,989

	Total Investments (Cost $512,227,175) - 114.39%	514,883,580
	Liabilities in Excess of Other Assets - (14.39)%	(64,753,646)
	TOTAL NET ASSETS - 100.00%	$450,129,934

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$512,227,175
Gross unrealized appreciation	7,723,185
Gross unrealized depreciation	(5,066,780)
Net unrealized appreciation	$2,656,405

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Multi-Asset Income Asset Allocation Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.71%

	Affiliated Mutual Funds - 2.16%
33,516	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$316,394
197,671	GuideMarkSM World ex-US Fund - Institutional Shares	1,777,063
		2,093,457
	Exchange Traded Funds - 65.73%
12,672	iShares 7-10 Year Treasury Bond ETF (a)	1,257,569
18,529	iShares 10+ Year Credit Bond ETF	1,020,577
32,355	iShares 20+ Year Treasury Bond ETF (a)	3,295,680
42,187	iShares Global Infrastructure ETF (a)	1,642,762
86,137	iShares iBoxx $ High Yield Corporate Bond ETF (a)	8,000,404
3,663	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	418,351
117,619	iShares International Select Dividend ETF (a)	4,467,170
55,777	iShares JPMorgan USD Emerging Markets Bond ETF (a)	6,032,840
45,479	iShares MSCI Australia ETF (a)	1,108,323
2,864	iShares TIPS Bond ETF (a)(b)	314,754
35,426	iShares U.S. Preferred Stock ETF (a)	1,304,740
50,899	iShares U.S. Real Estate ETF (a)	3,211,218
312,511	PowerShares International Dividend Achievers Portfolio (a)	5,762,703
31,753	PowerShares Senior Loan Portfolio (a)	790,015
5,447	SPDR Barclays International Treasury Bond ETF (a)	314,510
51,360	SPDR Barclays High Yield Bond ETF (a)	2,083,162
142,321	SPDR Dow Jones International Real Estate ETF (a)	5,863,625
17,470	Vanguard Global ex-US Real Estate ETF	951,766
15,812	Vanguard REIT ETF	1,020,823
15,758	WisdomTree Emerging Markets Equity Income Fund	804,131
169,379	WisdomTree Equity Income Fund (a)	9,336,169
50,867	WisdomTree International SmallCap Dividend Fund (a)	3,201,060
20,720	WisdomTree SmallCap Dividend Fund (a)	1,404,609
		63,606,961
	Mutual Funds - 29.82%
416,737	Forward EM Corporate Debt Fund - Institutional Shares	3,896,490
391,042	Forward International Dividend Fund - Institutional Shares	3,194,816
260,578	Forward Select Income Fund - Institutional Shares	6,131,394
344,223	JPMorgan Global Equity Income Fund - Select Shares	5,782,947
628,159	JPMorgan High Yield Fund - Select Shares	5,012,710
470,228	JPMorgan Income Builder Fund - Select Shares	4,843,348
		28,861,705
	Total Investment Companies (Cost $91,863,449)	94,562,123

	SHORT TERM INVESTMENTS - 1.12%

	Money Market Funds - 1.12%
1,087,335	Federated Prime Obligations Fund	1,087,335

	Total Short Term Investments (Cost $1,087,335)	1,087,335

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 35.76%

	Money Market Funds - 35.76%
34,607,462	First American Government Obligations Fund	34,607,462

	Total Investments Purchased as Securities Lending Collateral (Cost $34,607,462)	34,607,462

	Total Investments (Cost $127,558,246) - 134.59%	130,256,920
	Liabilities in Excess of Other Assets - (34.59)%	(33,473,538)
	TOTAL NET ASSETS - 100.00%	$96,783,382

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December, 2013 was as follows*:

Cost of investments	$127,558,246
Gross unrealized appreciation	4,369,510
Gross unrealized depreciation	(1,670,836)
Net unrealized appreciation	$2,698,674

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Fixed Income Allocation Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.82%

	Affiliated Mutual Funds - 35.54%
4,965,241	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$46,871,880
2,629,316	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	25,977,639
		72,849,519

	Exchange Traded Funds - 54.59%
106,632	iShares 1-3 Year Treasury Bond ETF (a)	8,997,608
129,488	iShares 7-10 Year Treasury Bond ETF (a)	12,850,389
19,615	iShares 10+ Year Credit Bond ETF	1,080,394
24,292	iShares 20+ Year Treasury Bond ETF (a)	2,474,383
56,322	iShares Credit Bond ETF	6,020,822
13,604	iShares JPMorgan USD Emerging Markets Bond ETF (a)	1,471,409
264,312	PowerShares Senior Loan Portfolio (a)	6,576,083
175,095	SPDR Barclays High Yield Bond ETF (a)	7,101,853
125,851	SPDR Barclays TIPS ETF (a)(b)	6,847,553
23,493	SPDR DB International Government Inflation-Protected Bond ETF	1,373,166
203,886	Vanguard Mortgage-Backed Securities ETF (b)	10,414,497
583,884	Vanguard Total Bond Market Index Fund (a)(b)	46,704,880
		111,913,037

	Mutual Funds - 7.69%
463,436	DoubleLine Total Return Bond Fund - Institutional Shares	4,995,841
226,019	Loomis Sayles Bond Fund - Institutional Shares	3,426,444
148,432	PIMCO Emerging Local Bond Fund - Institutional Shares	1,384,868
536,474	PIMCO Unconstrained Bond Fund - Institutional Shares	5,949,501
		15,756,654
	Total Investment Companies (Cost $206,981,297)	200,519,210

	SHORT TERM INVESTMENTS - 1.42%

	Money Market Funds - 1.42%
2,913,709	Federated Prime Obligations Fund	2,913,709

	Total Short Term Investments (Cost $2,913,709)	2,913,709

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.57%

	Money Market Funds - 14.57%
29,872,186	First American Government Obligations Fund	29,872,186

	Total Investments Purchased as Securities Lending Collateral (Cost $29,872,186)	29,872,186

	Total Investments (Cost $239,767,192) - 113.81%	233,305,105
	Liabilities in Excess of Other Assets - (13.81)%	(28,307,010)
	TOTAL NET ASSETS - 100.00%	$204,998,095

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$239,767,192
Gross unrealized appreciation	209,739
Gross unrealized depreciation	(6,671,826)
Net unrealized depreciation	($6,462,087)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

GuidePathSM Altegris® Diversified Alternatives Allocation Fund

Schedule of Investments

December 31, 2013 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.02%

	Affiliated Mutual Funds - 98.02%
6,150,642	Altegris® Equity Long Short Fund - Institutional Shares	$65,750,367
2,990,479	Altegris® Fixed Income Long Short Fund - Institutional Shares	30,622,501
1,449,587	Altegris® Futures Evolution Strategy Fund - Institutional Shares	14,089,981
3,648,004	Altegris® Macro Strategy Fund - Institutional Shares (a)	30,241,952
1,533,153	Altegris® Managed Futures Strategy Fund - Institutional Shares (a)	13,936,364
		154,641,165
	Total Investment Companies (Cost $155,691,559)	154,641,165

	Total Investments (Cost $155,691,559) - 98.02%	154,641,165
	Other Assets in Excess of Liabilities - 1.98%	3,128,430
	TOTAL NET ASSETS - 100.00%	$157,769,595

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$155,691,559
Gross unrealized appreciation	4,214,881
Gross unrealized depreciation	(5,265,275)
Net unrealized depreciation	($1,050,394)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013 :

GuideMarkSM Global Real Return Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$75,764,432	$—	$—	$75,764,432
Investments Purchased as Securities Lending Collateral	25,959,860	—	—	25,959,860
Total Investments in Securities	$101,724,292	$—	$—	$101,724,292

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

GuideMarkSM Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$3,345,454	$29,791	$—	$3,375,245
Convertible Preferred Stock	968,584	105,674	—	1,074,258
Investment Companies	799,916	—	—	799,916
Preferred Stock	188,255	341,950	—	530,205
Total Equity	5,302,209	477,415	—	5,779,624
Fixed Income
Asset Backed Securities	—	1,849,419	—	1,849,419
Bank Loans	—	9,723,427	—	9,723,427
Collateralized Mortgage Obligations	—	30,026,007	—	30,026,007
Convertible Obligations	—	2,948,436	—	2,948,436
Corporate Obligations	—	35,098,634	—	35,098,634
Foreign Government Obligations	—	75,773,204	—	75,773,204
Mortgage Backed Securities	—	24,659,772	—	24,659,772
Total Fixed Income	—	180,078,899	—	180,078,899
Short Term Investments	23,300,825	8,554,683	—	31,855,508
Total Investments in Securities	$28,603,034	$189,110,997	$—	$217,714,031

Other Financial Instruments*
Forward Currency Contracts	$—	$(276,377)	$—	$(276,377)
Futures	86,774	—	—	86,774
Swaps	—	(55,050)	—	(55,050)
Total	$86,774	$(331,427)	$—	$(244,653)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures and swaps. Forward currency contracts, futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

GuidePathSM Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$258,511,716	$—	$—	$258,511,716
Short Term Investments	4,838,690	—	—	4,838,690
Investments Purchased as Securities Lending Collateral	13,383,355	—	—	13,383,355
Total Investments in Securities	$276,733,761	$—	$—	$276,733,761

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$240,607,078	$—	$—	$240,607,078
Short Term Investments	4,502,877	—	—	4,502,877
Investments Purchased as Securities Lending Collateral	18,319,666	—	—	18,319,666
Total Investments in Securities	$263,429,621	$—	$—	$263,429,621

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$363,785,979	$—	$—	$363,785,979
Short Term Investments	4,762,916	—	—	4,762,916
Investments Purchased as Securities Lending Collateral	17,079,956	—	—	17,079,956
Total Investments in Securities	$385,628,851	$—	$—	$385,628,851

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

GuidePathSM Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$439,942,749	$—	$—	$439,942,749
Short Term Investments	1,781,842	—	—	1,781,842
Investments Purchased as Securities Lending Collateral	73,158,989	—	—	73,158,989
Total Investments in Securities	$514,883,580	$—	$—	$514,883,580

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

GuidePathSM Multi-Asset Income Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$94,562,123	$—	$—	$94,562,123
Short Term Investments	1,087,335	—	—	1,087,335
Investments Purchased as Securities Lending Collateral	34,607,462	—	—	34,607,462
Total Investments in Securities	$130,256,920	$—	$—	$130,256,920

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

GuidePathSM Fixed Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$200,519,210	$—	$—	$200,519,210
Short Term Investments	2,913,709	—	—	2,913,709
Investments Purchased as Securities Lending Collateral	29,872,186	—	—	29,872,186
Total Investments in Securities	$233,305,105	$—	$—	$233,305,105

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

GuidePathSM Altegris® Diversified Alternatives Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$154,641,165	$—	$—	$154,641,165
Total Investments in Securities	$154,641,165	$—	$—	$154,641,165

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2013.

Derivative Instruments and Hedging Activities

GuideMarkSM Opportunistic Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns, consisting of interest income, capital appreciation and currency gains, through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund entered into option contracts to gain investment exposures in accordance with its objective.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2013

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$9,973	Depreciation on Swap Agreements	$143,762
Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	$78,739	Depreciation on Swap Agreements	—
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	1,903,692	Depreciation of forward currency contracts	2,180,069
Equity Contracts - Futures*	Variation margin on futures contracts	—	Variation margin on futures contracts	102,157
Interest Rate Contracts - Futures*	Variation margin on futures contracts	188,931	Variation margin on futures contracts	—
Total		$2,181,335		$2,425,988

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly market value of purchased and written options during the period ended December 31, 2013 were as follows:

Long Positions		Short Positions
Purchased Options	$4,988	Written Options	$0

The average monthly notional amount of futures, forwards, and swaps during the period ended December 31, 2013 were as follows:

Long Positions		Short Positions		Cross Positions
Futures	$616,282	Futures	$13,717,479	Futures	—
Forwards	$68,863,005	Forwards	$47,019,954	Forwards	$19,458,374
Swaps	$19,684,500	Swaps	—	Swaps	—

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	2/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	2/21/14

By (Signature and Title)	/s/ Starr Frohlich
Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	2/21/14